CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of the balances of cash and cash equivalents
Bank balances and cash	$ 11,739	$ 43,831	$ 46,084
Bank balances and cash included in assets classified as held for sale	7	128
Cash and cash equivalents at the end of the year	11,746	43,959	46,084
Supplemental information of non-cash transactions:
Unsettled trade and other payable for acquisitions of property, plant and equipment and IPP solar parks	$ 9,100	$ 14,600	$ 7,100